Labor and social security obligations	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Labor and social security obligations
12	Labor and social security obligations

	12/31/2021	12/31/2020

Profit sharing	101,880	37,802
Labor provisions	4,419	2,922

	106,299	40,724

Except for the profit sharing related to the unrealized performance fees, the accrual for profits sharing payable on December 31, 2021 was entirely paid in January 2022. Profit sharing is calculated based on the performance review of each employee plus the area performance, in accordance with an Entity policy. Vinci Management estimated the profit sharing as of December 31, 2021 based on the management and advisory net revenue recognized and the realized performance fee up to December 31, 2021. Profit sharing is calculated accordingly to Vinci internal policy and after the Management approval.
Since 2021 Vinci change its dividends distribution policy and implement a profit-sharing scheme to its employees and personnel responsible for asset management services, increasing the estimate of the profit-sharing accrual in 2021.